Capital Stock	12 Months Ended
Dec. 31, 2011
Capital Stock [Abstract]
Capital Stock

Note 11. Capital Stock:

Shares of authorized common stock are 12 billion; issued, repurchased and outstanding shares were as follows:

	Shares Issued	Shares Repurchased	Shares Outstanding
Balances, December 31, 2008	2,805,961,317	(744,589,733)	2,061,371,584
Exercise of stock options and issuance of other stock awards		14,657,060	14,657,060

Balances, December 31, 2009	2,805,961,317	(729,932,673)	2,076,028,644
Exercise of stock options and issuance of other stock awards		12,711,022	12,711,022

Balances, December 31, 2010	2,805,961,317	(717,221,651)	2,088,739,666
Exercise of stock options and issuance of other stock awards		5,004,502	5,004,502
Repurchases of common stock		(49,324,883)	(49,324,883)

Balances, December 31, 2011	2,805,961,317	(761,542,032)	2,044,419,285

At December 31, 2011, 48,822,217 shares of common stock were reserved for stock options and other stock awards under Altria Group, Inc.'s stock plans, and 10 million shares of Serial Preferred Stock, $1.00 par value, were authorized. No shares of Serial Preferred Stock have been issued.